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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

Investment Company Act file number 811-05371

                            Russell Investment Funds
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               (Exact name of registrant as specified in charter)

       1301 Second Avenue 18th Floor,  Seattle, WA           98101
         (Address of principal executive offices)         (Zip code)


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                     (Name and address of agent for service)

Registrant's telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 7/1/14 - 6/30/15

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ((S)(S)
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30bl-4 thereunder (17 CFR 270.30bl-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

                               EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-PX for the period ended June 30, 2015 originally filed with the Securities and Exchange Commission on August 27, 2015 (Accession Number: 0001193125-15-304951). The sole purpose of this amendment is to submit a corrected signature page. Except as set forth above, this amendment does not amend, update or modify any other items or disclosures found in the original Form N-PX filing.

                                   SIGNATURES
                           [See General Instruction F]

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Russell Investment Funds
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By (Signature and Title)*    /s/ Sandra Cavanaugh
                         -------------------------------------------------------
                             President and Chief Executive Officer

Date 5/13/16
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* Print the name and title of each signing officer under his or her signature.

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